Document and Entity Information	12 Months Ended
Oct. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Nautilus Marine Acquisition Corp
Entity Central Index Key	0001507154
Amendment Flag	false
Document Type	20-F
Current Fiscal Year End Date	--10-31
Document Period End Date	Oct. 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	6,000,000